UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
NEW MOUNTAIN VANTAGE ADVISERS, L.L.C.
787 SEVENTH AVENUE, 49TH FLOOR

NEW YORK, NY 10019

(212)-720-0300

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


              Name:    STEVEN B. KLINSKY
              Title:   MANAGING MEMBER
              Phone:   (212) 720-0300

              Signature, Place and Date of Signing:
              /s/ Steven B. Klinsky    New York, NY        February 14, 2007
              ---------------------    ---------------     -----------------
              [Signature]              [City, State]       [Date]


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in the report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number:               Name

                           FORM 13 F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:  2

FORM 13 F INFORMATION TABLE ENTRY TOTAL:    21

FORM 13 F INFORMATION TABLE VALUE TOTAL:

$   1,065,521      (thousands)



LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number:      Name:.

1      28-                        NEW MOUNTAIN VANTAGE GP, L.L.C.

2      28-                        STEVEN B. KLINSKY


                                                FORM 13F INFORMATION TABLE

      Column 1                      Column 2       Column 3    Column 4        Column 5           Column 6     Column 7     Column 8
------------------------------   --------------    ---------   --------- --------------------    ----------    --------  -----------

                                                                          SHRS                                              VOTING
                                                                           OR                                              AUTHORITY
                                                                 VALUE    PRN    SH/     PUT/    INVESTMENT     OTHER    SOLE SHARED
    NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)  AMT    PRN     CALL    DISCRETION    MANAGERS      NONE
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------  -----------
AMBAC FINL GROUP INC                  COM          023139108     67462         757400 SH           DEFINED        1,2        SOLE
AVIS BUDGET GROUP                     COM          053774105      5633         259700 SH           DEFINED        1,2        SOLE
BARNES GROUP INC                      COM          067806109     28264        1299500 SH           DEFINED        1,2        SOLE
BLACK & DECKER CORP                   COM          091797100     54747         684600 SH           DEFINED        1,2        SOLE
GROUPE CGI INC                    CL A SUB VTG     39945C109      5568         800000 SH           DEFINED        1,2        SOLE
COMMERCE BANCORP INC NJ               COM          200519106     97761        2771800 SH           DEFINED        1,2        SOLE
COMMUNITY HEALTH SYS INC NEW          COM          203668108      5624         154000 SH           DEFINED        1,2        SOLE
CONSTELLATION BRANDS INC              CL A         21036P108     29223        1007000 SH           DEFINED        1,2        SOLE
COVENTRY HEALTH CARE INC              COM          222862104     35921         717700 SH           DEFINED        1,2        SOLE
EAGLE ROCK ENERGY                    UNIT          26985R104      8265         405340 SH           DEFINED        1,2        SOLE
PARTNERS L                        99/99/9999
HEWITT ASSOCS INC                     COM          42822Q100     44107        1712900 SH           DEFINED        1,2        SOLE
INDYMAC BANCORP INC                   COM          456607100    102319        2265700 SH           DEFINED        1,2        SOLE
JOHNSON CTLS INC                      COM          478366107     77079         897100 SH           DEFINED        1,2        SOLE
NATIONAL FUEL GAS CO N J              COM          636180101    159232        4131600 SH           DEFINED        1,2        SOLE
NATIONAL FUEL GAS CO N J              COM          636180101    103172        2677000 SH            OTHER         1,2       SHARED
NELNET INC                            CL A         64031N108      5631         205800 SH           DEFINED        1,2        SOLE
SECURITY CAPITAL ASSURANCE            COM          G8018D107     10470         376200 SH           DEFINED        1,2        SOLE
SOURCE INTERLINK COS INC            COM NEW        836151209     40221        4929100 SH           DEFINED        1,2        SOLE
SPDR TR                            UNIT SER 1      78462F103     18354         129600 SH           DEFINED        1,2        SOLE
USI HLDGS CORP                        COM          90333H101     83859        5459565 SH           DEFINED        1,2        SOLE
WHIRLPOOL CORP                        COM          963320106     82609         995050 SH           DEFINED        1,2        SOLE
